Item 1. Report to Shareholders

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
November 30, 2003

                                                                     Certified
                                                                     Semiannual
                                                                     Report


This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period

               6 Months       Year
                  Ended      Ended
               11/30/03    5/31/03    5/31/02    5/31/01    5/31/00    5/31/99

NET ASSET
VALUE

Beginning
of period      $  16.64   $  17.55   $  18.63   $  19.57   $  19.02   $  18.05

Investment
activities

  Net investment
  income (loss)    0.09*      0.23*      0.25       0.34       0.33       0.34
                                         (s.)       (s.)       (s.)       (s.)

  Net realized
  and unrealized
  gain (loss)      1.86      (0.90)     (1.06)      0.15       1.06       1.40

  Total from
  investment
  activities       1.95      (0.67)     (0.81)      0.49       1.39       1.74

Distributions

  Net
  investment
  income           --        (0.24)     (0.27)     (0.35)     (0.32)     (0.32)

  Net realized
  gain             --         --         --        (1.08)     (0.52)     (0.45)

  Total
  distributions    --        (0.24)     (0.27)     (1.43)     (0.84)     (0.77)

NET ASSET VALUE

End of
period         $  18.59   $  16.64   $  17.55   $  18.63   $  19.57   $  19.02
               -----------------------------------------------------------------
Ratios/
Supplemental
Data

Total return^    11.72%*   (3.68)%*   (4.33)%      2.46%      7.49%     10.01%
                                       (s.)        (s.)       (s.)       (s.)

Ratio of
total expenses
to average
net assets        0.99%*+    1.00%*     1.10%      1.10%      1.10%      1.10%
                                        (s.)       (s.)       (s.)       (s.)

Ratio of
net investment
income (loss)
to average
net assets        1.18%*+     1.64%*    1.55%      1.89%      1.93%      2.00%
                                         (s.)       (s.)       (s.)       (s.)

Portfolio
turnover
rate              52.6%+      52.5%     68.4%      54.8%      42.6%      36.1%

Net assets,
end of
period (in
thousands)     $492,421    $411,929  $360,096   $302,848   $270,663   $213,631

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. Excludes expenses in excess of a 1.00% contractual expense limitation in effect through 9/30/04, and expenses permanently waived (0.01% of average net assets) related to investments in T. Rowe Price mutual funds.

(s.) Excludes expenses in excess of a 1.10% contractual expense limitation in effect through 5/31/02

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       November 30, 2003

Portfolio of Investments (ss.)                  Shares/Par                Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

COMMON STOCKS   84.9%

CONSUMER DISCRETIONARY   12.4%

Auto Components 0.3%

Autoliv (SEK)                                       17,700                  594

Denso (JPY)                                         17,900                  334

Keystone Automotive *                                5,500                  134

Koito Manufacturing (JPY)                           31,000                  185

Strattec Security *                                  1,400                   83

                                                                          1,330

Automobiles  1.4%

Ford Motor                                         170,000                2,244

Fuji Heavy Industries (JPY)                         52,000                  246

Harley-Davidson                                     30,700                1,448

Honda (JPY)                                          9,400                  385

Peugeot (EUR)                                        7,172                  338

Toyota Motor (JPY)                                  48,800                1,466

Volkswagen (EUR)                                    11,693                  582

Winnebago                                            1,000                   55

                                                                          6,764

Distributors  0.0%

Cycle & Carriage (SGD)                              18,758                   66

                                                                             66

Hotels, Restaurants & Leisure  1.6%

Applebee's                                           4,275                  165

Carnival                                            30,300                1,066

CEC Entertainment *                                  3,200                  161

Chicago Pizza & Brewery *                            4,000                   57

Hilton Group (GBP)                                  93,610                  341

International Game Technology                       41,900                1,453

McDonald's                                          21,900                  561

MGM Mirage *                                         7,200                  270

Mitchells & Butler (GBP) *                          77,198                  310

Red Robin Gourmet Burgers *                          2,000                   54

Ruby Tuesday                                        12,000                  349

Sonic *                                              7,575                  234

Starbucks *                                         21,400                  686

Starwood Hotels & Resorts Worldwide, REIT           37,300                1,286

The Cheesecake Factory                               7,900                  343

Whitbread (GBP)                                     36,191                  450

                                                                          7,786

Household Durables  1.0%

Harman International                                 2,100                  286

Jarden Corporation *                                 2,700                   73

Newell Rubbermaid                                   63,700                1,457

Persimmon (GBP)                                     33,231                  267

Pioneer (JPY)                                       21,000                  537

SEB (EUR)                                            1,614                  197

Sony (JPY)                                          14,600                  507

Thomson (EUR)                                       39,704                  841

Tupperware                                          67,300                1,037

                                                                          5,202

Internet & Catalog Retail  0.1%

Alloy Online *                                       7,600                   41

e-Bay *                                             12,900                  720

                                                                            761

Leisure Equipment & Products  0.5%

Brunswick                                           10,500                  316

Eastman Kodak                                       60,000                1,462

MarineMax *                                          2,800                   53

Polaris Industries                                   2,200                  190

SCP Pool *                                          14,950                  535

                                                                          2,556

Media  4.5%

Aegis (GBP)                                        122,623                  211

Astro All Asia, 144A (MYR) *                        89,700                  105

British Sky Broadcast (GBP) *                       32,858                  381

Clear Channel Communications                        48,978                2,048

Comcast, Class A *                                  27,457                  862

Comcast, Class A, Special *                         53,300                1,607

Disney                                             111,600                2,577

EchoStar Communications, Class A *                  38,600                1,331

Emmis Communications *                               5,600                  127

Entercom Communications *                            2,300                  106

Fuji Television Network (JPY)                           50                  247

Getty Images *                                       1,500                   65

Liberty Media, Class A *                           104,004                1,149

New York Times, Class A                             50,000                2,295

News Corporation (AUD)                              36,035                  308

News Corporation ADR                                 6,400                  219

Omnicom                                             12,000                  956

Publicis (EUR)                                      11,858                  375

Reader's Digest, Class A                            50,000                  715

Scholastic *                                        12,100                  401

Scripps, Class A                                    11,000                1,013

Sinclair Broadcast Group, Class A *                  3,200                   37

Singapore Press (SGD)                               13,000                  147

Time Warner *                                       70,400                1,146

Univision Communications, Class A *                 32,500                1,173

Viacom, Class B                                     59,288                2,331

Young Broadcasting, Class A *                        3,700                   73

                                                                         22,005

Multiline Retail  0.9%

Debenhams (GBP)                                     33,206                  268

Marui (JPY)                                         24,000                  295

Neiman Marcus, Class A *                             6,500                  350

Nordstrom                                           47,300                1,632

Target                                              49,200                1,905

                                                                          4,450

Specialty Retail  1.9%

AnnTaylor Stores *                                  12,100                  481

Best Buy                                            18,400                1,141

Charles Vogele (CHF) *                               3,031                  184

Christopher & Banks                                  6,975                  189

Dixons (GBP)                                       121,292                  285

Esprit Holdings (HKD)                               50,000                  160

Home Depot                                         106,550                3,917

Kesa Electricals (GBP)                              12,958                   55

Linens 'n Things *                                   5,800                  170

The Finish Line, Class A                             2,200                   67

TJX                                                  2,200                   50

Too *                                                4,800                   88

Toys "R" Us *                                      200,300                2,351

Ultimate Electronics *                               3,000                   25

Valora (CHF)                                           741                  176

                                                                          9,339

Textiles, Apparel, & Luxury Goods  0.2%

Adidas-Salomon (EUR)                                 2,506                  259

Culp *                                               2,300                   26

Dan River, Class A *                                 7,300                    5

Sanyo Shokai (JPY)                                  23,000                  149

Stride Rite                                         10,400                  120

Unifi *                                              9,500                   49

Yue Yuen Industrial (HKD)                          157,000                  437

                                                                          1,045

Total Consumer Discretionary                                             61,304



CONSUMER STAPLES  6.9%

Beverages  1.1%

Allied Domecq (GBP)                                 58,337                  413

Anheuser-Busch                                      10,000                  518

Coca-Cola                                           34,100                1,586

Davide Campari (EUR)                                 4,995                  219

Kirin Brewery (JPY)                                 49,000                  391

Lion Nathan (NZD)                                   92,500                  387

Orkla, Series A (NOK)                                9,180                  204

PepsiCo                                             27,900                1,343

Remy Cointreau (EUR)                                 7,982                  266

                                                                          5,327

Food & Staples Retailing  2.3%

Carrefour (EUR)                                      6,224                  336

Casey's General Stores                              22,000                  384

Casino Guichard-Perrachon (EUR)                      4,123                  384

Coles Myer (AUD)                                    52,718                  284

CVS                                                100,000                3,746

Great Atlantic & Pacific Tea Company *              11,500                   87

J Sainsbury (GBP)                                  162,930                  843

METRO (EUR)                                         13,904                  596

Performance Food Group *                             8,800                  346

Sysco                                               26,600                  966

Wal-Mart                                            37,400                2,081

Wal-Mart de Mexico (MXN)                           253,100                  732

Walgreen                                             6,600                  243

Wild Oats Markets *                                  7,600                   86

                                                                         11,114

Food Products  1.7%

American Italian Pasta, Class A *                    2,400                   91

Associated British Foods (GBP)                      33,980                  332

Campbell Soup                                       58,000                1,485

CSM (EUR)                                           12,779                  278

General Mills                                       47,320                2,130

International Multifoods *                           1,600                   29

Nestle (CHF)                                         3,185                  741

Parmalat Finanz (EUR)                              252,350                  693

Seneca Foods, Class A *                              2,200                   44

Seneca Foods, Class B *                                700                   14

Unilever (GBP)                                     110,107                  958

Unilever ADS                                        25,000                1,503

Yamazaki Baking (JPY)                               15,000                  115

                                                                          8,413

Household Products  0.5%

Colgate-Palmolive                                   15,900                  835

Kao (JPY)                                           13,000                  265

Kimberly-Clark                                      20,200                1,095

Procter & Gamble                                     4,400                  424

                                                                          2,619

Personal Products  0.2%

Chattem *                                            2,700                   43

Estee Lauder, Class A                                8,500                  323

Fancl (JPY)                                          3,200                   83

Gillette                                             9,900                  334

L'Oreal (EUR)                                        3,383                  251

                                                                          1,034

Tobacco   1.1%

Altria Group                                        79,750                4,147

UST                                                 35,200                1,267

                                                                          5,414

Total Consumer Staples                                                   33,921

ENERGY  5.2%

Energy Equipment & Services  1.4%

Atwood Oceanics *                                    4,500                  116

Baker Hughes                                        80,600                2,326

BJ Services *                                       17,300                  552

Cooper Cameron *                                       900                   39

FMC Technologies *                                  14,900                  317

Grant Prideco *                                     26,400                  308

Hydril *                                             3,200                   76

Key Energy Services *                                5,800                   53

Lone Star Technologies *                             2,300                   32

National Oilwell *                                  21,500                  414

Schlumberger                                        30,900                1,450

Seacor Smit *                                        7,800                  297

Smedvig, Series A (NOK)                              5,818                   39

Smith International *                               25,000                  938

W-H Energy Services *                                4,900                   73

                                                                          7,030

Oil & Gas   3.8%

BP (GBP)                                            68,054                  476

BP ADR                                              73,494                3,137

ChevronTexaco                                       20,007                1,503

Cia Espanola de Petroleos (EUR)                     23,806                  800

ENI (EUR)                                           33,160                  566

ENI ADR                                              2,300                  196

Exxon Mobil                                         57,642                2,085

Forest Oil *                                        10,400                  260

Marathon Oil                                        68,800                2,037

Noble Energy                                         7,300                  289

Norsk Hydro (NOK)                                    6,592                  378

OMV (EUR)                                              200                   28

Petrobras ADR                                       25,600                  576

Shell Transport & Trading (GBP)                    163,100                1,034

Shell Transport & Trading ADR                       26,100                1,009

Statoil ASA (NOK)                                   73,311                  731

Tom Brown                                            8,300                  232

Tonen General Sekiyu (JPY)                          15,000                  122

Total, Series B (EUR)                                9,092                1,470

Ultra Petroleum *                                    4,600                   88

Unocal                                              47,100                1,497

Woodside Petroleum (AUD)                            23,476                  234

                                                                         18,748

Total Energy                                                             25,778

FINANCIALS   18.9%

Capital Markets   3.5%

Bank of New York                                    22,100                  678

Charles Schwab                                      56,550                  656

Credit Suisse Group (CHF)                           19,556                  650

Deutsche Bank (EUR)                                  8,695                  607

Franklin Resources                                  17,500                  837

Goldman Sachs Group                                 14,400                1,383

Investor's Financial Services                        6,800                  251

Legg Mason                                           9,300                  741

Macquarie Bank (AUD)                                19,252                  474

Mellon Financial                                   133,200                3,836

Merrill Lynch                                       33,200                1,884

Morgan Stanley                                      28,700                1,586

National Financial Partners *                        3,000                   76

Nomura Holdings (JPY)                               21,000                  334

Northern Trust                                      25,400                1,139

State Street                                        43,500                2,217

                                                                         17,349

Commercial Banks   6.3%

77 Bank (JPY)                                       41,000                  217

ABN Amro Holdings (EUR)                             16,726                  368

Alliance & Leicester (GBP)                          55,246                  839

Anglo Irish Bank, (Dublin Listing) (EUR)            64,721                  877

Australia & New Zealand Banking (AUD)              101,656                1,238

Banca Intesa (EUR)                                 135,550                  511

Banco BPI (EUR)                                     76,120                  241

Banco Santander ADR                                 35,879                  851

Banco Santander Central Hispano (EUR)               82,086                  854

Bank of America                                     51,000                3,847

Bank of Yokohama (JPY)                             106,000                  449

Bank One                                            39,640                1,719

Barclays (GBP)                                     206,059                1,819

BNL (EUR) *                                        144,679                  339

BNP Paribas (EUR)                                   19,697                1,111

Boston Private Financial                             4,900                  127

Chittenden                                          15,000                  512

Citizens Banking                                    12,400                  391

DBS (SGD)                                           36,304                  295

Dexia (EUR)                                         19,719                  317

Glacier Bancorp                                      3,724                  118

Grupo Financiero Banorte (MXN)                     144,200                  475

HBOS (GBP)                                          68,574                  862

HSBC (GBP)                                          56,058                  851

Jyske (DKK) *                                        6,610                  314

National Australia Bank (AUD)                       56,769                1,189

NORDEA (SEK)                                       138,099                  915

Provident Bankshares                                 7,900                  230

Royal Bank of Scotland (GBP)                        48,558                1,357

SEB, Series A (SEK)                                 39,709                  518

Southwest Bancorp                                    7,400                  283

Sumitomo Mitsui Financial (JPY)                         87                  425

Svenska Handelsbanken, Series A (SEK)               35,243                  651

U.S. Bancorp                                       113,200                3,137

UniCredito Italiano (EUR)                          105,518                  530

Valley National Bancorp                             11,938                  355

Wells Fargo                                         26,500                1,519

WestAmerica                                          8,700                  459

                                                                         31,110

Consumer Finance  1.0%

AIFUL (JPY)                                          4,750                  284

American Express                                    73,100                3,341

MBNA                                                 5,500                  135

SLM Corporation                                     32,200                1,196

                                                                          4,956

Diversified Financial Services   1.4%

Citigroup                                          127,603                6,002

ING Groep (EUR)                                     26,282                  564

                                                                          6,566

Insurance   4.0%

Allianz (EUR)                                        4,395                  495

Ambac                                                2,200                  151

American International Group                        68,262                3,956

Aviva (GBP)                                         48,369                  386

AXA Asia Pacific (AUD)                             197,137                  371

Brown and Brown                                      6,600                  208

CNP Assurances (EUR)                                12,739                  590

Hannover Reckversicherungs (EUR)                     8,130                  262

Harleysville Group                                   4,700                   92

Hartford Financial Services Group                   21,900                1,204

Horace Mann Educators                               18,500                  250

Markel *                                             1,000                  257

Marsh & McLennan                                    33,000                1,467

Mitsui Sumitomo Insurance (JPY)                     79,000                  589

Ohio Casualty *                                     20,500                  349

PartnerRe                                            6,700                  373

PICC Property & Casualty, 144A (HKD) *              22,000                    8

Prudential (GBP)                                    48,251                  371

QBE Insurance (AUD)                                 79,678                  588

RAS (EUR)                                           31,147                  502

SAFECO                                              60,000                2,246

Selective Insurance                                  7,500                  243

St. Paul Companies                                  28,900                1,072

Travelers Property Casualty, Class A                64,682                1,009

Triad Guaranty *                                     2,500                  117

UnumProvident                                       60,600                  905

W. R. Berkley                                        7,800                  266

XL Capital, Class A                                 18,300                1,376

                                                                         19,703

Real Estate   1.8%

Arden Realty, REIT                                   6,400                  187

Corio (EUR)                                          6,318                  225

EastGroup Properties, REIT                           7,700                  240

Essex Property Trust, REIT                             900                   57

Federal Realty Investment Trust, REIT               40,000                1,572

Gables Residential Trust, REIT                       6,800                  220

General Property Trust (AUD)                       280,806                  592

Glenborough Realty Trust, REIT                       6,700                  132

Goldcrest (JPY)                                      3,100                  126

LaSalle Hotel Properties, REIT                       4,200                   76

Manufactured Home Communities, REIT                  2,900                  113

Mitsui Fudosan (JPY)                                25,000                  218

Parkway Properties, REIT                             5,200                  223

Reckson Associates Realty, REIT                     49,392                1,185

Simon Property Group, REIT                          38,840                1,843

Stockland (AUD)                                     63,628                  235

Sun Hung Kai Properties (HKD)                       54,000                  435

Washington, REIT                                     8,400                  258

Wereldhave (EUR)                                     3,772                  267

Westfield Trust (AUD)                              150,844                  375

                                                                          8,579

Thrifts & Mortgage Finance  0.9%

Bradford & Bingley (GBP)                            93,821                  493

Fannie Mae                                          53,300                3,731

Frankfort First                                        600                   13

Freddie Mac                                          6,600                  359

                                                                          4,596

Total Financials                                                         92,859

HEALTH CARE   9.1%

Biotechnology   1.1%

Abgenix *                                              900                   10

Alexion Pharmaceutical *                               900                   17

Alkermes *                                           8,100                  106

Amgen *                                             33,800                1,944

Amylin Pharmaceuticals *                             3,100                   81

Celltech (GBP) *                                    36,605                  222

Cephalon *                                           2,905                  136

CSL (AUD)                                            6,714                   79

Cubist Pharmaceuticals *                             8,400                  104

CV Therapeutics *                                    1,000                   18

deCODE GENETICS *                                    3,100                   26

Exelixis *                                           6,400                   43

Genentech *                                          6,900                  582

Gilead Sciences *                                   19,400                1,138

Incyte *                                             1,400                    8

MedImmune *                                          8,900                  212

Myriad Genetics *                                    6,600                   78

Neurocrine Biosciences *                             3,800                  201

NPS Pharmaceuticals *                                2,500                   75

ONYX Pharmaceuticals *                               1,100                   32

OSI Pharmaceuticals *                                1,000                   30

Regeneron Pharmaceuticals *                          2,000                   26

Trimeris *                                           3,500                   80

Tularik *                                            2,600                   39

Vertex Pharmaceuticals *                            11,616                  102

ViroPharma *                                         1,600                    4

                                                                          5,393

Health Care Equipment & Supplies  1.0%

Analogic                                             3,200                  134

Baxter International                                50,000                1,391

Boston Scientific *                                 24,400                  876

DJ Orthopedics *                                     2,500                   65

Edwards Lifesciences *                               5,100                  154

Elekta (SEK) *                                      10,053                  189

EPIX Medical *                                       1,700                   31

Matthews International, Class A                     12,400                  353

Medtronic                                           21,600                  976

Nektar Therapeutics *                                1,500                   20

Olympus Optical (JPY)                                3,000                   64

Steris *                                             9,400                  218

Stryker                                              5,200                  421

Thoratec *                                           1,000                   14

Wilson Greatbatch Technologies *                     4,200                  176

                                                                          5,082

Health Care Providers & Services  2.0%

Alliance UniChem (GBP)                              35,923                  311

AmerisourceBergen                                    1,500                   95

Anthem *                                             2,600                  188

Cardinal Health                                      6,550                  400

Celesio (EUR)                                        7,683                  350

Cross Country Healthcare *                           1,700                   25

Henry Schein *                                       6,700                  451

Hooper Holmes                                       15,900                   97

Lifeline Systems *                                   3,200                  112

LifePoint Hospitals *                                  800                   24

Medco *                                             15,903                  579

Mid Atlantic Medical Services *                      6,000                  368

Renal Care Group *                                   2,850                  115

Sunrise Senior Living *                              3,000                  104

Suzuken (JPY)                                        3,600                   97

UnitedHealth Group                                  84,200                4,538

WellChoice *                                         3,900                  133

WellPoint Health Networks *                         20,000                1,870

                                                                          9,857

Pharmaceuticals   5.0%

Abbott Laboratories                                 28,500                1,260

AstraZeneca (GBP)                                    5,175                  235

AstraZeneca ADR                                     18,200                  836

Atherogenics *                                       3,100                   44

Aventis (EUR)                                        7,666                  443

Eisai (JPY)                                         10,000                  253

Eli Lilly                                           15,100                1,035

Eon Labs *                                           1,900                  101

Forest Laboratories *                               24,400                1,333

Galen Holdings (GBP)                                33,759                  425

GlaxoSmithKline (GBP)                               42,700                  964

GlaxoSmithKline ADR                                  2,600                  119

Hisamitsu Pharmaceutical (JPY)                      15,000                  171

Johnson & Johnson                                   36,500                1,799

King Pharmaceuticals *                                   1                    0

Medicines Company *                                  3,300                   90

Merck                                               39,000                1,584

Novartis (CHF)                                      31,811                1,345

Noven Pharmaceuticals *                              9,200                  126

Novo Nordisk (DKK)                                   3,653                  140

Pfizer                                             162,432                5,450

Sanofi-Synthelabo (EUR)                             13,034                  884

Schering-Plough                                    118,000                1,894

Schwarz Pharma AG (EUR)                             20,526                  430

Takeda Chemical Industries (JPY)                    12,000                  460

Teva Pharmaceutical ADR                              1,500                   90

Wyeth                                               71,460                2,816

                                                                         24,327

Total Health Care                                                        44,659

INDUSTRIALS & BUSINESS SERVICES   9.4%

Aerospace & Defense   0.4%

Armor Holdings *                                    13,300                  323

European Aeronautic Defense & Space (EUR)           22,948                  501

General Dynamics                                     5,700                  461

Lockheed Martin                                      6,200                  285

Mercury Computer Systems *                           6,600                  158

                                                                          1,728

Air Freight & Logistics   0.4%

EGL *                                                2,700                   49

Expeditors International of Washington               2,400                   94

Forward Air *                                        5,800                  165

Pacer International *                                7,300                  153

Ryder System                                         6,600                  206

UPS, Class B                                        13,000                  946

UTi Worldwide                                        6,600                  221

                                                                          1,834

Airlines   0.0%

Frontier Airlines *                                  5,900                   96

Midwest Express Holdings *                           3,400                   14

                                                                            110

Building Products   0.1%

Central Glass (JPY)                                 27,000                  162

Pilkington (GBP)                                   221,580                  342

Trex *                                                 900                   33

Commercial Services & Supplies  2.7%

Apollo Group, Class A *                             25,800                1,781

Buhrmann (EUR)                                      15,171                  115

Cendant *                                           34,300                  760

Central Parking                                     12,800                  179

ChoicePoint *                                        6,700                  256

CompX International                                  3,800                   24

Consolidated Graphics *                              8,300                  249

Davis Service Group (GBP)                           68,177                  420

Education Management *                                 800                   54

Electro Rent *                                       4,900                   68

First Advantage, Class A *                           1,500                   29

G&K Services, Class A                                6,600                  239

H&R Block                                           23,000                1,249

Herman Miller                                       11,600                  302

Ionics *                                            10,100                  325

KForce.com *                                        10,000                   85

Layne Christensen *                                  3,900                   41

LECG *                                               1,100                   24

New England Business Service                         7,700                  231

R.R. Donnelley                                      89,700                2,517

Resources Connection *                               9,600                  263

SOURCECORP *                                         5,400                  132

Spherion *                                           3,400                   30

Tetra Tech *                                        15,214                  388

United Stationers *                                  3,700                  149

Waste Management                                   117,143                3,445

Waterlink *                                          4,700                    0

West Corporation *                                   3,200                   76

                                                                         13,431

Construction & Engineering   0.2%

Acciona (EUR)                                        8,029                  454

Balfour Beatty (GBP)                                27,163                  101

Eiffage (EUR)                                        1,394                  151

Insituform Technologies, Class A *                   6,400                   96

JGC (JPY)                                           26,000                  206

                                                                          1,008

Electrical Equipment   0.3%

A.O. Smith                                          14,400                  506

American Superconductor *                            1,800                   19

Artesyn Technologies *                              11,300                   89

Belden                                              16,100                  317

Draka (EUR) *                                        4,769                   86

LSI Industries                                       7,037                   88

PECO II *                                            2,600                    3

Sumitomo Electric Industries (JPY)                  28,000                  229

Woodward Governor                                      800                   40

                                                                          1,377

Industrial Conglomerates   2.5%

3M                                                  24,400                1,929

DCC (EUR)                                           22,128                  291

General Electric                                    87,400                2,506

Hutchison Whampoa (HKD)                            129,200                  944

Sembcorp (SGD)                                     579,000                  430

Siemens (EUR)                                       13,333                  973

Tyco International                                 228,898                5,253

                                                                         12,326

Machinery   1.8%

Actuant, Class A *                                   7,880                  245

Cuno *                                               1,200                   51

Danaher                                             29,900                2,488

Deere                                               36,500                2,235

Fanuc (JPY)                                          9,400                  553

Graco                                                5,900                  227

Harsco                                              10,000                  396

IDEX                                                 2,100                   83

Illinois Tool Works                                  1,700                  133

Joy Global *                                         2,500                   52

Lindsay Manufacturing                                8,500                  207

Mitsubishi Heavy Industries (JPY)                  144,000                  384

Pall                                                43,000                1,102

Reliance Steel & Aluminum                            2,700                   79

Saurer (CHF) *                                       4,664                  208

Singulus Technology (EUR) *                         11,675                  250

SKF, Series B (SEK)                                  8,729                  320

                                                                          9,013

Marine   0.0%

International Shipholding *                          1,200                   16

                                                                             16

Road & Rail   0.8%

Arriva (GBP)                                        55,658                  368

Burlington Northern Santa Fe                        40,000                1,191

Heartland Express                                    1,973                   48

Knight Transportation *                             12,500                  303

Nippon Express (JPY)                                45,000                  195

Norfolk Southern                                    86,500                1,852

Overnite *                                           1,300                   29

                                                                          3,986

Trading Companies & Distributors   0.1%

Mitsubishi (JPY)                                    46,000                  422

Sumitomo (JPY)                                      47,000                  292

                                                                            714

Transportation Infrastructure   0.1%

Kamigumi (JPY)                                      40,000                  258

Macquarie Infrastructure Group (AUD)                58,278                  138

                                                                            396

Total Industrials & Business Services                                    46,476

INFORMATION TECHNOLOGY  11.0%

Communications Equipment  2.6%

Black Box                                            6,900                  302

Cisco Systems *                                    147,100                3,333

Corning *                                          353,400                4,050

Emulex *                                             2,800                   83

Lucent Technologies *                              614,000                1,965

McDATA *                                                 1                    0

Nokia (EUR)                                         14,833                  267

Nokia ADR                                           71,900                1,293

Packeteer *                                          3,000                   57

QLogic *                                             8,400                  477

QUALCOMM                                             8,600                  383

Riverstone Networks *                               15,000                   17

Sagem (EUR)                                          3,412                  381

Stratos International *                                413                    3

Tekelec *                                            2,900                   48

                                                                         12,659

Computer & Peripherals   0.7%

Creative Technology (SGD)                           10,550                  112

Dell *                                              58,200                2,008

EMC *                                                2,200                   30

IBM                                                  2,200                  199

Lexmark International *                             10,700                  828

Mitsumi Electric (JPY)                              15,900                  153

NEC Electronics, 144A (JPY) *                        2,300                  160

Synaptics *                                          5,900                   81

                                                                          3,571

Electronic Equipment & Instruments  0.5%

Hosiden (JPY)                                       15,000                  175

KEMET *                                             16,800                  222

Kyocera (JPY)                                        2,600                  158

Littelfuse *                                         9,400                  280

Methode Electronics, Class A                        10,800                  139

Newport *                                            6,500                  111

Paxar *                                             17,000                  223

Plexus *                                            16,400                  291

Shimadzu (JPY)                                      79,000                  301

TDK (JPY)                                            5,300                  345

Technitrol *                                         5,800                  138

Woodhead Industries                                  8,100                  137

                                                                          2,520

Internet Software & Services  0.5%

InterActiveCorp *                                   37,200                1,222

Internet Security Systems *                          8,100                  138

MatrixOne *                                         13,500                   80

Netegrity *                                          8,000                   98

Sonicwall *                                          3,000                   24

Webex Communications *                               1,100                   22

Websense *                                           3,500                   95

Yahoo! *                                            24,200                1,040

                                                                          2,719

IT Services   1.7%

Accenture, Class A *                                30,800                  767

Affiliated Computer Services, Class A *             20,800                1,043

BISYS Group                                         10,000                  149

CACl International, Class A *                        6,600                  328

First Data                                          58,340                2,208

Fiserv *                                            22,900                  859

Global Payments                                      7,000                  318

Indra Sistemas (EUR)                                31,163                  376

Iron Mountain *                                     12,750                  469

ITOCHU (JPY)                                        12,400                  351

Logica (GBP)                                        44,440                  210

Maximus *                                            9,100                  345

MPS Group *                                         21,900                  201

Paychex                                             14,600                  562

SunGard Data Systems *                              13,700                  370

Thiel Logistik (EUR) *                               9,004                   41

                                                                          8,597

Office Electronics   0.2%

Canon (JPY)                                         14,000                  647

Konica Minolta Holdings (JPY)                       13,000                  154

Neopost (EUR)                                        3,664                  184

Semiconductor & Semiconductor Equipment  2.4%

AMIS Holdings *                                      4,400                   82

Analog Devices                                      32,000                1,592

Applied Materials *                                 51,600                1,254

Applied Micro Circuits *                               200                    1

ASML Holding *                                      14,300                  269

ATMI *                                               8,700                  200

Cabot Microelectronics *                             4,900                  260

Entegris *                                          13,100                  168

Exar *                                              10,000                  194

Intel                                               53,600                1,792

Jenoptik (EUR)                                      25,291                  272

Lattice Semiconductor *                              1,400                   13

Maxim Integrated Products                           41,000                2,135

Microchip Technology                                14,700                  506

Microsemi *                                          2,200                   53

MKS Instruments *                                   14,000                  388

Mykrolis *                                          13,300                  211

Rohm (JPY)                                             900                  105

Semtech *                                           15,100                  367

Sigmatel *                                           1,000                   27

Tessera Technologies *                               3,600                   66

Texas Instruments                                   33,100                  985

Xilinx *                                            17,100                  643

                                                                         11,583

Software  2.4%

Actuate *                                            5,300                   17

Adobe Systems                                       15,000                  620

Autodesk                                             5,700                  132

Catapult Communications *                            3,800                   57

Concord Communications *                             3,500                   77

FactSet Research Systems                             7,400                  307

FileNet *                                            9,300                  244

Intuit *                                            28,800                1,448

Jack Henry & Associates                             19,000                  394

Kronos *                                            13,650                  535

Magma Design Automation *                            2,800                   66

Mercury Interactive *                                2,200                  103

Microsoft                                          174,300                4,480

NEC Soft (JPY)                                       6,700                  162

NetIQ *                                              6,264                   75

Oracle *                                             2,200                   26

Progress Software *                                  8,200                  172

Quest Software *                                     4,000                   59

Red Hat *                                            6,900                   92

RSA Security *                                       5,800                   85

SAP (EUR)                                            5,626                  865

Siebel Systems *                                    27,500                  362

SPSS *                                               4,500                   87

Symantec *                                          18,200                  598

Trend Micro (JPY) *                                  4,500                  114

Verisity Ltd. *                                      3,300                   42

VERITAS Software *                                   7,525                  286

Verity *                                             7,500                  108

Wind River Systems *                                 7,900                   51

                                                                         11,664

Total Information Technology                                             54,298

MATERIALS  6.2%

Chemicals  2.9%

Agrium                                             125,000                2,039

Airgas                                              22,000                  426

Arch Chemicals                                      10,300                  236

BASF (EUR)                                          15,035                  744

Degussa (EUR)                                       22,894                  695

Dow Chemical                                        66,700                2,505

DuPont                                              41,561                1,723

Ferro                                                9,300                  211

Great Lakes Chemical                                33,940                  771

Hercules *                                          83,500                  838

IMC Global                                          21,800                  159

International Flavors & Fragrances                  40,000                1,299

Kaneka (JPY)                                        69,000                  479

MacDermid                                            1,500                   49

Material Sciences *                                  6,200                   59

Minerals Technologies                                8,200                  438

Mitsubishi Gas Chemical (JPY)                       57,000                  170

Potash Corp./Saskatchewan                           15,000                1,217

Scotts, Class A *                                    4,000                  238

Symyx Technologies *                                 3,600                   72

                                                                         14,368

Construction Materials  0.5%

Aggregate Industries (GBP)                         282,414                  415

Boral (AUD)                                        225,152                  815

Cemex (MXN)                                        109,451                  554

Heidelberger Zement (EUR)                            3,817                  156

Italcementi (EUR)                                   12,389                  153

RMC (GBP)                                           28,353                  299

                                                                          2,392

Containers & Packaging   0.1%

Constar International *                              4,500                   23

Smurfit-Stone Container *                            1,600                   26

Toyo Seikan Kaisha (JPY)                            18,000                  206

                                                                            255

Metals & Mining  2.2%

Alcoa                                               58,464                1,918

Anglo American (GBP)                                17,452                  368

Bluescope Steel (AUD)                              234,355                  847

Gerdau ADR                                          59,020                  973

Gibraltar Steel                                      2,000                   49

Lihir Gold (AUD)                                   102,240                  116

Meridian Gold *                                     12,000                  177

Nippon Steel (JPY)                                 284,000                  545

NN, Inc.                                             3,800                   44

Nucor                                               20,900                1,173

Phelps Dodge *                                      62,700                3,993

SSAB Svenskt Stal, Series A (SEK)                   26,640                  439

Steel Dynamics *                                     4,400                   88

Voest-Alpine (EUR)                                   5,821                  230

                                                                         10,960

Paper & Forest Products   0.5%

Buckeye Technologies *                              14,600                  149

MeadWestvaco                                        45,000                1,149

Paperlinx (AUD)                                     80,305                  264

Potlatch                                               500                   16

Weyerhaeuser                                        18,700                1,066

                                                                          2,644

Total Materials                                                          30,619

TELECOMMUNICATION SERVICES  3.7%

Diversified Telecommunication Services  1.5%

AT&T                                                16,974                  337

Cable & Wireless (GBP)                             149,329                  341

Carso Global Telecom (MXN) *                       388,300                  549

Commonwealth Telephone Enterprises *                 3,600                  135

Royal KPN (EUR) *                                  103,689                  814

SBC Communications                                  36,100                  840

Sprint                                              98,700                1,480

TDC A/S (DKK)                                       17,101                  574

Tele2 AB, Series B (SEK) *                          11,559                  590

Telecom Italia (EUR) *                             215,055                  623

Telenor (NOK)                                       88,655                  534

Telmex ADR, Series L                                15,600                  516

                                                                          7,333

Wireless Telecommunication Services  2.2%

America Movil ADR, Series L                         21,300                  546

China Unicom (HKD)                                 122,000                  119

Debitel (EUR)                                        5,982                   69

KDDI (JPY)                                             171                  891

mm02 (GBP) *                                       557,739                  723

Nextel Communications, Class A *                    89,300                2,262

SK Telecom ADR                                      10,530                  188

Smartone Telecommunications (HKD)                  124,500                  121

Spectrasite *                                        6,400                  225

Telecom Italia Mobile (EUR)                        157,120                  809

Vodafone ADR                                       202,500                4,728

Western Wireless, Class A *                          3,000                   56

                                                                         10,737

Total Telecommunication Services                                         18,070

UTILITIES  2.1%

Electric Utilities  1.5%

Cleco                                                6,900                  123

E.On (EUR)                                          20,025                1,137

El Paso Electric *                                   7,100                   90

Exelon                                              21,325                1,318

FirstEnergy                                         43,819                1,518

Hong Kong Electric (HKD)                            56,000                  225

Iberdrola (EUR)                                     37,696                  651

MVV Energie (EUR)                                    5,837                  107

Tohoku Electric Power (JPY)                         32,700                  520

Tokyo Electric Power (JPY)                          13,800                  286

TXU                                                 64,900                1,437

Unisource Energy                                     2,900                   71

                                                                          7,483

Gas Utilities   0.3%

Australian Gas Light (AUD)                          48,564                  377

Centrica (GBP)                                     229,554                  748

Tokyo Gas (JPY)                                     46,000                  157

                                                                          1,282

Multi-Utilities & Unregulated Power   0.2%

Constellation Energy Group                          30,000                1,129

                                                                          1,129

Water Utilities   0.1%

Severn Trent (GBP)                                  23,211                  289

                                                                            289

Total Utilities                                                          10,183



Total Common Stocks (Cost  $353,373)                                    418,167

PREFERRED STOCKS  0.2%

Fresenius (EUR) *                                    4,255                  267

Hugo Boss (EUR)                                     10,715                  201

Porsche (EUR)                                          760                  393

Total Preferred Stocks (Cost  $607)                                         861

CORPORATE BONDS   2.8%

ABN Amro Bank, 7.125%, 6/18/07                      70,000                   79

AIG Sunamerica Global Financing XII,
144A, 5.30%, 5/30/07                               150,000                  159

Allstate Financial Global Funding,
144A, 5.25%, 2/1/07                                 85,000                   90

American Electric Power, Series C,
5.375%, 3/15/10                                     55,000                   57

AOL Time Warner, 7.625%, 4/15/31                    80,000                   90

Appalachian Power, Series E,
4.80%, 6/15/05                                      85,000                   88

Asian Developement Bank, 6.25%,
6/15/11 (AUD)                                      370,000                  268

AT&T Wireless Group, 8.75%, 3/1/31                  70,000                   82

AT&T Wireless Services, 7.875%, 3/1/11              70,000                   79

AutoZone, 4.75%, 11/15/10                           80,000                   80

Baker Hughes, 6.875%, 1/15/29                      110,000                  123

Bank of America, 4.875%, 9/15/12                   160,000                  160

Bank One, 5.25%, 1/30/13                           155,000                  159

BB&T, 6.50%, 8/1/11                                 35,000                   39

Bear Stearns, 4.00%, 1/31/08                       140,000                  142

BHP Finance, 4.80%, 4/15/13                         75,000                   75

Black Hills, 6.50%, 5/15/13                         90,000                   91

Boeing, 8.75%, 8/15/21                              40,000                   51

Bottling Group, 4.625%, 11/15/12                    80,000                   79

British Telecommunications, VR,
8.375%, 12/15/10                                    80,000                   96

Buckeye Partners, 144A, 6.75%, 8/15/33              45,000                   46

Canadian National Railway, 4.40%, 3/15/13           70,000                   67

Canadian Natural Resources, 7.20%, 1/15/32         150,000                  170

Capital One Bank, 4.25%, 12/1/08                   105,000                  104

CE Electric UK Funding, 144A, 6.853%,
12/30/04                                            90,000                   92

Celulosa Arauco Y Constitucion, 5.125%,
7/9/13                                              90,000                   87

Chevron Phillips Chemical, 5.375%,
6/15/07                                             65,000                   68

CIT Group

    2.875%, 9/29/06                                 55,000                   55

    7.75%, 4/2/12                                  100,000                  117

Citigroup, 5.625%, 8/27/12                         125,000                  131

Citizens Communications, 9.00%, 8/15/31             80,000                  104

Clear Channel Communications, 4.625%,
1/15/08                                             70,000                   72

Coca-Cola Enterprises, 6.125%, 8/15/11              80,000                   88

Comcast, 5.85%, 1/15/10                            200,000                  211

ConocoPhillips, 5.90%, 10/15/32                     75,000                   75

Countrywide Home Loans, 5.50%, 2/1/07               65,000                   69

Cox Communications, 7.875%, 8/15/09                 85,000                  100

DaimlerChrysler N.A. Holdings, 6.50%,
11/15/13                                           180,000                  185

Deutsche Telekom, 5.25%, 7/22/13                    80,000                   79

Devon Financing, 6.875%, 9/30/11                    70,000                   79

Dow Chemical, 6.125%, 2/1/11                        70,000                   74

DPL, 8.25%, 3/1/07                                  40,000                   44

Duke Capital, 7.50%, 10/1/09                       100,000                  113

Entergy Gulf States, 5.20%, 12/3/07                 80,000                   81

Falconbridge Limited, 7.35%, 6/5/12                 90,000                  101

First Union, 6.40%, 4/1/08                          40,000                   44

FirstEnergy, 5.50%, 11/15/06                       100,000                  104

Florida Power & Light, 5.95%, 10/1/33               80,000                   81

Ford Motor Credit, 6.50%, 1/25/07                  240,000                  252

France Telecom, VR, 9.25%, 3/1/11                   35,000                   42

Franklin Resources, 3.70%, 4/15/08                  30,000                   30

Fred Meyer, 7.45%, 3/1/08                          105,000                  119

Fund American Companies, 5.875%, 5/15/13            40,000                   40

GE Capital

    3.50%, 5/1/08                                  110,000                  109

    6.00%, 6/15/12                                 180,000                  194

GMAC

    5.85%, 1/14/09                                 135,000                  140

    8.375%, 7/15/33                                120,000                  131

Goldman Sachs Group

    4.125%, 1/15/08                                105,000                  107

    6.125%, 2/15/33                                 35,000                   35

Government of Canada

    3.50%, 6/1/04 (CAD)                            735,000                  569

    5.25%, 6/1/12 (CAD)                            720,000                  573

HBOS, 144A, 6.00%, 11/1/33                         100,000                   98

Hearst-Argyle Television, 7.00%, 1/15/18            65,000                   71

Hertz, 4.70%, 10/2/06                               50,000                   50

Highmark, 144A, 6.80%, 8/15/13                      45,000                   49

Household Finance

    5.75%, 1/30/07                                  35,000                   38

    6.375%, 11/27/12                                25,000                   27

Hutchison Whampoa, 144A, 5.45%, 11/24/10           100,000                   99

IBM, 4.25%, 9/15/09                                 95,000                   96

INTELSAT, 144A, 5.25%, 11/1/08                      45,000                   46

Inter-American Development Bank, 5.00%,
11/15/06 (AUD)                                     600,000                  423

International Lease Finance, 6.375%,
3/15/09                                            150,000                  165

J.P. Morgan Chase, 5.75%, 1/2/13                    90,000                   94

John Deere Capital, 7.00%, 3/15/12                  90,000                  103

Kaneb Pipe Line Operating, 7.75%, 2/15/12           50,000                   55

Kinder Morgan, 6.50%, 9/1/12                        90,000                   98

Lehman Brothers, 4.00%, 1/22/08                     50,000                   51

Liberty Media, VR, 2.64%, 12/17/03                  50,000                   51

Lowes, 6.50%, 3/15/29                               70,000                   75

Marsh & McLennan, 3.625%, 2/15/08                   50,000                   50

Masco, 5.875%, 7/15/12                             140,000                  149

McCormick, 6.40%, 2/1/06                           200,000                  215

MetLife, 6.125%, 12/1/11                           120,000                  130

Morgan Stanley, 3.625%, 4/1/08                      55,000                   55

Motorola, 6.75%, 2/1/06                             60,000                   64

Nationwide Financial Services, 5.90%,
7/1/12                                             170,000                  179

News America, 6.55%, 3/15/33                        95,000                   98

NLV Financial, 144A, 7.50%, 8/15/33                 45,000                   46

Noram Energy, 6.50%, 2/1/08                         35,000                   37

Northern Trust, 4.60%, 2/1/13                       50,000                   49

Occidental Petroleum, 4.25%, 3/15/10                35,000                   35

Office Depot, 6.25%, 8/15/13                        95,000                   98

Ohio Edison, 144A, 4.00%, 5/1/08                   105,000                  103

Panhandle Eastern Pipe Line, 144A, 4.80%,
8/15/08                                             45,000                   46

Pemex Project Funding Master Trust, 7.375%,
12/15/14                                           105,000                  111

PHH Corporation, 7.125%, 3/1/13                     80,000                   89

Pinnacle West Capital, 6.40%, 4/1/06                75,000                   80

Potomac Electric Power, 3.75%, 2/15/06              70,000                   71

Praxair, 2.75%, 6/15/08                            100,000                   96

Principal Life, 144A, 5.125%, 10/15/13             110,000                  110

Principal Mutual Life, 144A, 8.00%, 3/1/44         110,000                  115

Prudential, 3.75%, 5/1/08                           80,000                   79

PSEG Power, 8.625%, 4/15/31                         55,000                   71

Public Service of New Mexico, 4.40%,
9/15/08                                             95,000                   96

Republic of Chile, 5.50%, 1/15/13                   80,000                   82

Rouse, REIT, 8.43%, 4/27/05                        225,000                  240

SCA Coordination Center, 144A, 4.50%,
7/15/15                                             65,000                   60

Scotland International Finance, 144A, 6.50%,
2/15/11 +                                          100,000                  110

Sealed Air, 144A, 5.375%, 4/15/08                   90,000                   94

Security Benefit, 144A, 7.45%, 10/1/33              45,000                   45

Sempra Energy, 6.00%, 2/1/13                        85,000                   89

SLM Corporation, 4.00%, 1/15/09                    125,000                  124

Sprint, 6.375%, 5/1/09                             205,000                  217

State Street, 7.65%, 6/15/10                       100,000                  119

Telecom Italia, Series C, 144A, 6.375%,
11/15/33                                            95,000                   94

Telefonos De Mexico (Telmex), 144A, 4.50%,
11/19/08                                            55,000                   55

Transocean Sedco Forex, 7.50%, 4/15/31              65,000                   74

TXU Energy, 7.00%, 3/15/13                          35,000                   38

U.S. Bank NA, 2.85%, 11/15/06                      105,000                  105

Unilever, 5.90%, 11/15/32                           85,000                   85

Union Pacific, 6.50%, 4/15/12                       95,000                  105

Union Planters, 4.375%, 12/1/10                     70,000                   69

United Mexican States, 6.375%, 1/16/13              95,000                   98

Univision Communications, 2.875%, 10/15/06          60,000                   60

UST, 6.625%, 7/15/12                               140,000                  154

Verizon Florida, 6.125%, 1/15/13                    55,000                   58

Verizon Global Funding, 7.75%, 12/1/30              85,000                   98

Verizon Virginia, 4.625%, 3/15/13                   55,000                   53

Viacom, 5.625%, 8/15/12                             55,000                   58

Washington Mutual, 2.40%, 11/3/05                  105,000                  105

Weyerhaeuser, 6.75%, 3/15/12                       110,000                  119

WPD Holdings, 144A, 6.875%, 12/15/07                65,000                   67

XL Capital Finance, 6.50%, 1/15/12                 115,000                  125

Total Corporate Bonds (Cost  $13,212)                                    13,830

ASSET-BACKED SECURITIES   0.7%

Capital Auto Receivables Asset Trust,
Series 2002-2, Class CERT, 4.18%, 10/15/07         201,515                  205

Chase Manhattan Auto Owner Trust

    Series 2001-B, Class CTFS, 3.75%,
    5/15/08                                         78,986                   80

    Series 2003-A, Class A4, 2.06%,
    12/15/09                                       165,000                  161

CIT RV Trust, Series 1998-A, Class A4,
6.09%, 2/15/12                                     282,782                  287

Citibank Credit Card Issuance Trust

    Series 2001-C1, Class C1, VR, 2.23%,
    1/15/10                                        135,000                  136

    Series 2002-C1, Class C1, VR, 2.16%,
    2/9/09                                         275,000                  276

    Series 2000-C1, Class C1, 7.45%,
    9/15/07                                        200,000                  215

Harley-Davidson Motorcycle Trust

    Series 2003-2, Class 2B, 144A, 1.89%,
    2/15/11                                        167,717                  166

    Series 2003-3, Class B, 2.28%,
    5/15/11                                        136,756                  137

Hyundai Auto Receivables Trust

    Series 2003 A, Class A4, 3.02%,
    10/15/10                                       100,000                   99

    Series 2003 A, Class D, 4.06%,
    10/15/10                                        50,000                   50

MBNA Credit Card Master Note Trust,
Series 2001-C2, Class C2, 144A, VR, 2.27%,
12/15/10                                           235,000                  238

MBNA Master Credit Card Trust, Series 2000-D,
Class C, 144A, VR, 8.40%, 9/15/09                  250,000                  284

Reliant Energy Transition Bond, Series 2001-1,
Class A4, 5.63%, 9/15/15                           175,000                  185

TRAINS, Series 10-2002, Class 3C7, 144A,
6.961%, 1/15/12                                    613,200                  694

World Financial Network, Series 2003-A,
Class A2, VR, 1.49%, 12/17/03                      225,000                  225

Total Asset-Backed Securities (Cost  $3,393)                              3,438

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 0.6%

Banc of America, Series 2003-1,
Class A2, CMO, 4.648%, 9/11/36                     175,000                  172

Chase Funding Mortgage Loan

    Series 2003-3, Class 1M1, 4.537%,
    9/25/32                                         75,000                   71

    Series 2002-1, Class 1A3, 5.039%,
    12/25/23                                       300,000                  304

    Series 2002-2, Class 1M1, 5.599%,
    9/25/31                                         40,000                   41

Countrywide Asset-Backed Certificates,
Series 2003-5, Class AF-3, 3.613%, 4/25/30         180,000                  180

DLJ Commercial Mortgage, Series 1999-CG2,
Class A1B, CMO, 7.30%, 6/10/32                     200,000                  230

GE Capital, Series 2001-1, Class A2,
CMO, 6.531%, 5/15/33                               225,000                  252

GMAC Commercial Mortgage, Series 2001-C2,
Class A2, CMO, 6.70%, 4/15/34                      275,000                  308

J.P. Morgan Chase

    Series 1999-PLS1, Class A2, CMO, VR, 7.33%,
    2/15/32                                        340,000                  385

    Series 2001-CIB2, Class A2, CMO, 6.244%,
    4/15/35                                        175,000                  192

    Series 2001-CIBC, Class A3, CMO, 6.26%,
    3/15/33                                        525,000                  575

Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A2, CMO,
6.226%, 12/18/35                                   250,000                  272

Summit Mortgage Trust, Series 2002,
Class A2, CMO, 144A, VR, 6.259%, 12/1/03
                                                   225,000                  226

Total Non-U.S. Government Mortgage-Backed
Securities (Cost  $3,170)                                                 3,208

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 3.2%

U.S. Government Agency Obligations +/- 2.3%

Federal Home Loan Mortgage

    5.00%, 12/1/08 - 10/1/33                     1,230,167                1,248

    5.50%, 4/15/28                                 475,000                  485

    6.00%, 12/1/17                                 375,180                  392

    7.00%, 11/1/30 - 6/1/32                        121,035                  128

    ARM, 4.641%, 12/3/03                           110,441                  111

    CMO, 4.50%, 3/15/16                            600,000                  602

    IO, 4.50%, 7/15/11 - 5/15/16                   578,000                   79

    TBA, 6.00%, 11/1/34                          1,775,000                1,818

Federal National Mortgage Assn.

    5.50%, 12/1/16 - 11/1/33                     1,810,613                1,846

    6.00%, 2/1/33                                   13,511                   14

    6.50%, 5/1/17 - 12/1/32                        597,654                  626



  CMO
    2.91%, 11/25/33                                140,000                  138

    5.00%, 3/25/15                                 350,000                  358

    5.50%, 5/25/28                                 500,000                  512

  IO

    5.50%, 11/25/28                                144,241                   17

    6.50%, 2/1/32                                  109,176                   19

  TBA

    4.50%, 1/1/18                                  425,000                  422

    5.50%, 1/1/32                                  370,000                  373

    6.00%, 1/1/33                                1,950,000                2,004

                                                                         11,192

U.S. Government Obligations 0.9%

Federal National Mortgage Assn.

    5.50%, 3/1/18                                  728,604                  753

    6.50%, 1/1/26                                   18,596                   19

    TBA, 5.50%, 1/1/18                             775,000                  799

Government National Mortgage Assn.

    4.00%, 10/15/18                                474,999                  461

    5.00%, 9/20/33                                 199,080                  195

    6.00%, 5/15/26 - 3/20/33                       115,742                  121

    6.50%, 3/15/26 - 9/20/32                       192,450                  203

    7.00%, 3/15/13 - 2/15/30                        93,607                  100

    7.50%, 10/15/22                                  5,551                    6

    8.00%, 1/15/22 - 10/20/25                       71,466                   78

  TBA

    5.50%, 1/1/32                                1,600,000                1,615

    6.00%, 1/1/33                                   82,663                   85

                                                                          4,435

Total U.S. Government & Agency Mortgage-Backed
Securities (Cost  $15,602)                                               15,627

U.S. GOVERNMENT & AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 3.7%

U.S. Government Agency Obligations +/- 0.7%

Federal Home Loan Bank, 5.75%, 5/15/12             350,000                  379

Federal Home Loan Mortgage, 4.625%,
2/15/07 (EUR)                                    1,530,000                1,894

Federal National Mortgage Assn.

    3.25%, 8/15/08                                 565,000                  556

    5.125%, 1/2/14                                  90,000                   90

    6.00%, 5/15/11                                 375,000                  412

    7.125%, 1/15/30                                240,000                  286

                                                                          3,617

U.S. Treasury Obligations 3.0%

U.S. Treasury Bonds

    5.375%, 2/15/31                                215,000                  223

    5.50%, 8/15/28                               1,000,000                1,033

    6.00%, 2/15/26                                 135,000                  148

    6.25%, 8/15/23 - 5/15/30                       435,000                  495

    6.375%, 8/15/27                                175,000                  202

U.S. Treasury Inflation-Indexed Notes,
1.875%, 7/15/13                                    720,899                  713

U.S. Treasury Notes

    3.25%, 5/31/04 - 8/15/08                     5,830,000                5,893

    3.50%, 11/15/06                              2,045,000                2,102

    3.875%, 2/15/13                                160,000                  156

    4.25%, 8/15 - 11/15/13                         125,000                  124

    4.75%, 11/15/08                              1,510,000                1,607

    5.875%, 11/15/04++                             165,000                  172

    6.50%, 8/15/05                               1,470,000                1,585

                                                                         14,453

Total U.S. Government & Agency Obligations
(Excluding Mortgage-Backed)
(Cost  $17,460)                                                          18,070

MUNICIPAL BONDS   0.0%

Oregon, GO, 5.892%, 6/1/27                          40,000                   41

Total Municipal Bonds (Cost  $40)                                            41

DOMESTIC BOND MUTUAL FUNDS   2.9%

T. Rowe Price Institutional High Yield Fund,
8.29% p                                          1,333,331               14,360

Total Domestic Bond Mutual Funds (Cost  $13,977)                         14,360

SHORT-TERM INVESTMENTS   2.3%

Commercial Paper   0.1%

Greyhawk Funding, 4(2), 1.082%, 12/3/03            250,000                  250

                                                                            250

Money Market Fund   2.2%

T. Rowe Price Reserve Investment
Fund, 1.12% #                                   11,030,244               11,030

                                                                         11,030

Total Short-Term Investments (Cost  $11,280)                             11,280

SECURITIES LENDING COLLATERAL  8.5%

Money Market Pooled Account   2.2%

Investment in money market pooled account
managed by JPMorgan Chase Bank, London          10,643,215               10,643

                                                                         10,643

Money Market Trust   6.3%

State Street Bank and Trust Company of
New Hampshire N.A. Securities Lending
Quality Trust units                             30,957,628               30,958

                                                                         30,958

Total Securities Lending Collateral
(Cost  $41,601)                                                          41,601

Total Investments in Securities

109.8% of Net Assets (Cost $473,715)                                   $540,483
                                                                       --------

Futures Contracts
($ 000s)

                                                     Contract        Unrealized
                                  Expiration          Value          Gain (Loss)
                                  ----------          -----          -----------

Short, 9 U.S. Treasury 10 year
contracts, $14 par of 5.875%
U.S. Treasury Notes
pledged as initial margin         12/03       $     (1,012)        $        (20)

Short, 15 U.S. Treasury 5 year
contracts, $16 par of 5.875%
U.S. Treasury Notes
pledged as initial margin         12/03             (1,675)                 (36)

Long, 2 U.S. Treasury Bonds
contracts, $4 par of 5.875%
U.S. Treasury Notes
pledged as initial margin         12/03                219                    9

Net payments (receipts) of
variation margin to date                                                     58


Variation margin receivable
(payable) on open futures
contracts                                                                    11

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

(ss.) Denominated in USD unless otherwise noted

#    Seven-day yield

*    Non-income producing

+/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2003.

+/+ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at period-end amounts to $110,000 and represents 0.02% of net assets

p    SEC yield

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total of such securities at period-end amounts to $3,505,000 and represents 0.7% of net assets.

4(2) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors"-total of such securities at period-end amounts to $250,000 and represents 0.05% of net assets

ADR  American Depository Receipts

ADS  American Depository Shares

ARM  Adjustable Rate Mortgage

AUD  Australian dollar

CAD  Canadian dollar

CHF  Swiss franc

CMO  Collateralized Mortgage Obligation

DKK  Danish krone

EUR  Euro

GBP  British pound

GO   General Obligation

HKD  Hong Kong dollar

IO Interest Only security for which the fund receives interest on notional principal (par)

JPY  Japanese yen

MXN  Mexican peso

MYR  Malaysian ringgit

NOK  Norwegian krone

NZD  New Zealand dollar

REIT Real Estate Investment Trust

SEK  Swedish krona

SGD  Singapore dollar

TBA  To Be Announced security was purchased on a forward commitment basis

VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       November 30, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

Assets

Investments in securities, at value (cost $473,715)        $            540,483

Other assets                                                             12,259

Total assets                                                            552,742

Liabilities

Obligation to return securities lending collateral                       41,601

Other liabilities                                                        18,720

Total liabilities                                                        60,321

NET ASSETS                                                 $            492,421
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $              5,214

Undistributed net realized gain (loss)                                  (25,292)


Net unrealized gain (loss)                                               66,738

Paid-in-capital applicable to 26,483,384 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      445,761

NET ASSETS                                                 $            492,421
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              18.59
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                       6 Months
                                                                          Ended
                                                                       11/30/03

Investment Income (Loss)

Income

  Dividend                                                 $              3,930

  Interest                                                                  881

  Securities lending                                                         97

  Total income                                                            4,908

Expenses

  Investment management                                                   1,371

  Shareholder servicing                                                     791

  Custody and accounting                                                    127

  Prospectus and shareholder reports                                         40

  Registration                                                               40

  Legal and audit                                                             7

  Directors                                                                   3

  Miscellaneous                                                               3

  Reductions/repayments pursuant to expense limitation
    Investment management fees (waived) repaid                             (147)

  Total expenses                                                          2,235

  Expenses paid indirectly                                                   (2)


  Net expenses                                                            2,233

Net investment income (loss)                                              2,675

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             (1,603)

  Futures                                                                   126

  Foreign currency transactions                                             (18)

  Net realized gain (loss)                                               (1,495)

Change in net unrealized gain (loss)

  Securities                                                             49,277

  Futures                                                                   (44)

  Other assets and liabilities
  denominated in foreign currencies                                         (11)

  Change in net unrealized gain (loss)                                   49,222

Net realized and unrealized gain (loss)                                  47,727

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             50,402
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                  11/30/03              5/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         2,675      $         5,438

  Net realized gain (loss)                          (1,495)             (14,573)

  Change in net unrealized gain (loss)              49,222                  845

  Increase (decrease) in net assets from
  operations                                        50,402               (8,290)

Distributions to shareholders

  Net investment income                               --                 (5,125)

Capital share transactions *

  Shares sold                                       74,571              146,279

  Distributions reinvested                            --                  5,108

  Shares redeemed                                  (44,481)             (86,139)

  Increase (decrease) in net assets from
  capital share transactions                        30,090               65,248

Net Assets

Increase (decrease) during period                   80,492               51,833

Beginning of period                                411,929              360,096

End of period                              $       492,421      $       411,929
                                           ------------------------------------

*Share information

  Shares sold                                        4,247                9,529

  Distributions reinvested                            --                    338

  Shares redeemed                                   (2,514)              (5,638)

  Increase (decrease) in shares outstanding          1,733                4,229


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       November 30, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Expenses Paid Indirectly
Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $2,000 and $0, respectively, for the six months ended November 30, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on municipal and debt securities are amortized for financial reporting purposes. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts
During the six months ended November 30, 2003, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
During the six months ended November 30, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At November 30, 2003, the value of loaned securities was $43,594,000; aggregate collateral consisted of $41,601,000 in the money market pooled accounts and U.S. government securities valued at $3,335,000.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $78,526,000 and $49,943,000, respectively, for the six month ended November 30, 2003. Purchases and sales of U.S. government securities aggregated $74,841,000 and $67,310,000, respectively, for the six months ended November 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2003.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year; consequently, $6,988,000 of realized losses recognized for financial reporting purposes in the year ended May 31, 2003 were recognized for tax purposes on June 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2003, the fund had $16,554,000 of unused capital loss carryforwards, of which $3,314,000 expire in 2010, and $13,240,000 expire in 2011.

At November 30, 2003, the cost of investments for federal income tax purposes was $473,715,000. Net unrealized gain aggregated $66,738,000 at period-end, of which $80,716,000 related to appreciated investments and $13,978,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At November 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $220,000.

The fund is also subject to a contractual expense limitation through September 30, 2004. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.00%. Through September 30, 2006, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. At November 30, 2003, management fees waived remain subject to repayment by the fund in the following amounts:
$118,000 through May 31, 2004, and $649,000 through September 30, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $676,000 for the six months ended November 30, 2003, of which $120,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the six months ended November 30, 2003, dividend income from the Reserve Funds totaled $79,000.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. Because the Personal Strategy Growth Fund indirectly bears its proportionate share of this fee, Price Associates has agreed to permanently reduce the investment management fee charged to the fund by the amount of expense incurred by the High Yield Fund as a result of the fund's investment therein. Pursuant to this agreement, the fund's management fee was reduced by $33,000 during the six months ended November 30, 2004. At November 30, 2003, the fund held approximately 2.1% of the High Yield Fund's outstanding shares and, during the six months then ended, recorded dividend income from the High Yield Fund in the amount of $556,000.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Personal Strategy Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics will be filed as a required exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Not effective until registrant's next annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not effective until registrant's next annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR will be filed with the registrant's annual Form N-CSR.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Personal Strategy Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     January 16, 2004